INVENTORY (Tables)	9 Months Ended
Sep. 30, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory
Details of inventory, net of allowances, in the condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022 were as follows:

	September 30, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Finished products	$224,197	$208,671
Raw materials and work in progress	75,678	105,771
Crop growing costs	22,973	26,923
Agricultural and other operating supplies	43,870	52,785
Inventories, net of allowances	$366,718	$394,150